Change in working capital (Details) - DKK DKK in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change in working capital
Increase/decrease in receivables	DKK 3,138	DKK (140,289)	DKK 140,102
Increase/decrease in payables	11,153	(13,163)	732
Change in working capital	DKK (14,291)	DKK 153,452	DKK (140,834)